Segment Information (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	$ 1,887,100,000	$ 1,921,500,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	24.50%	26.70%
US Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	1,401,500,000	1,423,600,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	33.50%	35.60%
Canada Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	503,500,000	624,900,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	53.60%	58.00%
Europe And South Africa Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	634,200,000	450,900,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	51.80%	47.40%
Asia Pacific Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	$ 603,500,000	$ 489,200,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	45.00%	41.80%